Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Waycross Independent Trust
Entity Central Index Key	0001815558
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000221782
Shareholder Report [Line Items]
Fund Name	Waycross Managed Risk Equity Fund
Trading Symbol	WAYEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Waycross Managed Risk Equity Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/waycross/. You can also request this information by contacting us at (866) 267-4304.
Additional Information Phone Number	(866) 267-4304
Additional Information Website	https://funddocs.filepoint.com/waycross/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Waycross Managed Risk Equity Fund	$116	2.21%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.21%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Waycross Managed Risk Equity Fund	50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index	S&P 500® Index
Aug-2015	$10,000	$10,000	$10,000
Aug-2016	$10,105	$10,642	$11,255
Aug-2017	$10,911	$11,516	$13,082
Aug-2018	$12,163	$12,708	$15,655
Aug-2019	$12,185	$13,097	$16,112
Aug-2020	$14,215	$14,651	$19,647
Aug-2021	$16,987	$16,831	$25,770
Aug-2022	$15,056	$15,966	$22,876
Aug-2023	$16,901	$17,627	$26,524
Aug-2024	$20,089	$20,469	$33,721
Aug-2025	$22,613	$22,568	$39,076

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Waycross Managed Risk Equity Fund	12.56%	9.73%	7.73%
50% S&P 500® Index/50% ICE BofA 3 Month U.S. Treasury Bill Index	10.25%	9.02%	7.89%
S&P 500® Index	15.88%	14.74%	13.45%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Inability to Meet Distribution Level [Text Block]

Fund Statistics

Net Assets$111,195,847 Number of Portfolio Holdings98 Advisory Fee $665,012 Portfolio Turnover23%
AssetsNet	$ 111,195,847
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 665,012
InvestmentCompanyPortfolioTurnover	23.00%
Holdings [Text Block]

Sector Weighting (% of net assets)*

Value	Value
Energy	1.0%
Utilities	1.6%
Materials	2.2%
Consumer Staples	2.4%
Communications	2.8%
Health Care	4.7%
Industrials	5.2%
Consumer Discretionary	6.6%
Financials	7.4%
Technology	16.1%

* The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top Ten Long Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	4.7%
Microsoft Corporation	4.2%
Amazon.com, Inc.	3.4%
Boeing Company (The)	2.7%
Meta Platforms, Inc. - Class A	2.5%
Broadcom, Inc.	2.5%
AbbVie, Inc.	2.5%
Alphabet, Inc. - Class A	2.4%
Lowe's Companies, Inc.	2.4%
Goldman Sachs Group, Inc. (The)	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.
C000221781
Shareholder Report [Line Items]
Fund Name	Waycross Focused Core Equity Fund
Trading Symbol	WAYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Waycross Focused Core Equity Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/waycross/. You can also request this information by contacting us at (866) 267-4304.
Additional Information Phone Number	(866) 267-4304
Additional Information Website	https://funddocs.filepoint.com/waycross/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Waycross Focused Core Equity Fund	$37	0.69%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Waycross Focused Core Equity Fund	S&P 500® Index
Dec-2020	$10,000	$10,000
Aug-2021	$12,620	$12,367
Aug-2022	$10,260	$10,978
Aug-2023	$12,825	$12,729
Aug-2024	$16,309	$16,182
Aug-2025	$19,619	$18,752

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (December 15, 2020)
Waycross Focused Core Equity Fund	20.29%	15.38%
S&P 500® Index	15.88%	14.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Dec. 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 118,674,995
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 193,034
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$118,674,995 Number of Portfolio Holdings31 Advisory Fee (net of waivers)$193,034 Portfolio Turnover19%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.6%
Utilities	1.5%
Materials	1.6%
Energy	1.7%
Consumer Staples	4.0%
Consumer Discretionary	8.5%
Health Care	9.9%
Communications	10.7%
Financials	11.2%
Industrials	12.4%
Technology	37.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.6%
Microsoft Corporation	6.9%
Alphabet, Inc. - Class A	5.4%
Meta Platforms, Inc. - Class A	5.3%
Apple, Inc.	5.2%
Amazon.com, Inc.	5.0%
Goldman Sachs Group, Inc. (The)	4.4%
Boeing Company (The)	4.2%
Citigroup, Inc.	3.9%
Broadcom, Inc.	3.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.